Income Tax (Tables)	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Current	(1,927)	(643)	(3,308)	(4,678)
Deferred	507	(145)	1,180	(437)
Income tax expense	(1,420)	(788)	(2,128)	(5,115)